Label	Element	Value
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	$ 646,585
Stock Issued During Period Value Convertible Preferred Stock	once_StockIssuedDuringPeriodValueConvertiblePreferredStock	10,000,000
Technology and License Agreement [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	50,000,000
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(57,277,797)
Common Units [Member]
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	$ 646,585
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings	us-gaap_RestrictedStockSharesIssuedNetOfSharesForTaxWithholdings	5,870,000
Common Units [Member] | Technology and License Agreement [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 50,000,000
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	25,000,000
Series A Preferred Stock [Member] | Preferred Units [Member]
Stock Issued During Period Value Convertible Preferred Stock	once_StockIssuedDuringPeriodValueConvertiblePreferredStock	$ 10,000,000
Stock Issued During Period Shares Convertible Preferred Stock	once_StockIssuedDuringPeriodSharesConvertiblePreferredStock	5,000,000